Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Redeemable Preferred Shares
Schedule of convertible redeemable preferred shares activities

	Series A‑1 & A‑2		Series A‑3		Series B		Series C		Series D		Total
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)
Balances as of December 31, 2016	295,000,000	2,539,993	24,210,431	306,678	102,144,675	2,014,903	—	—	—	—	421,355,106	4,861,574
Proceeds from Series A-1 Preferred Shares	—	266,511	—	—	—	—	—	—	—	—	—	266,511
Issuance of preferred shares	—	—	—	—	12,722,646	240,066	166,205,830	4,398,313	213,585,003	7,314,387	392,513,479	11,952,766
Accretion on convertible redeemable preferred shares to redemption value	—	2,205,227	—	120,451	—	40,011	—	56,283	—	154,963	—	2,576,935
Balances as of December 31, 2017	295,000,000	5,011,731	24,210,431	427,129	114,867,321	2,294,980	166,205,830	4,454,596	213,585,003	7,469,350	813,868,585	19,657,786

	Series A‑1 & A‑2		Series A‑3		Series B		Series C		Series D		Total
	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount	Number of	Amount
	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)	shares	(RMB)
Balances as of December 31, 2017	295,000,000	5,011,731	24,210,431	427,129	114,867,321	2,294,980	166,205,830	4,454,596	213,585,003	7,469,350	813,868,585	19,657,786
Issuance of Series A‑3 Preferred Shares (note 24(c))	—	—	7,509,933	—	—	—	—	—	—	—	7,509,933	—
Proceeds from Series D Preferred Shares	—	—	—	—	—	—	—	—	—	78,651	—	78,651
Accretion on convertible redeemable preferred shares to redemption value	—	7,091,163	—	565,979	—	2,417,979	—	2,375,943	—	1,216,227	—	13,667,291
Conversion of Series A‑1 and A‑2 Preferred Shares to Ordinary shares	(295,000,000)	(12,102,894)	—	—	—	—	—	—	—	—	(295,000,000)	(12,102,894)
Conversion of Series A‑3 Preferred Shares to Ordinary shares	—	—	(31,720,364)	(993,108)	—	—	—	—	—	—	(31,720,364)	(993,108)
Conversion of Series B Preferred Shares to Ordinary shares	—	—	—	—	(114,867,321)	(4,712,959)	—	—	—	—	(114,867,321)	(4,712,959)
Conversion of Series C Preferred Shares to Ordinary shares	—	—	—	—	—	—	(166,205,830)	(6,830,539)	—	—	(166,205,830)	(6,830,539)
Conversion of Series D Preferred Shares to Ordinary shares	—	—	—	—	—	—	—	—	(213,585,003)	(8,764,228)	(213,585,003)	(8,764,228)
Balances as of December 31, 2018	—	—	—	—	—	—	—	—	—	—	—	—